RIF-Q1

Quarterly Report
November 30, 2025
MFS®  Research
International Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.6%
Babcock International Group PLC	5,333,618	$80,039,380
MTU Aero Engines Holding AG	536,808	219,376,243
Thales S.A.	649,713	169,876,553
		$469,292,176
Airlines – 0.7%
Qantas Airways Ltd.	10,242,186	$66,952,126
Ryanair Holdings PLC, ADR	945,926	64,474,316
		$131,426,442
Alcoholic Beverages – 2.1%
Davide Campari-Milano N.V.	16,409,367	$111,658,518
Kirin Holdings Co. Ltd.	6,321,600	99,334,223
Pernod Ricard S.A.	1,804,295	162,373,552
		$373,366,293
Apparel Manufacturers – 2.7%
Burberry Group PLC (a)	2,535,071	$38,261,003
Compagnie Financiere Richemont S.A.	907,836	192,461,684
LVMH Moet Hennessy Louis Vuitton SE	339,765	250,467,953
		$481,190,640
Automotive – 2.0%
Compagnie Generale des Etablissements Michelin	2,611,781	$85,285,093
Suzuki Motor Corp.	11,007,500	172,084,716
Toyota Industries Corp.	809,800	90,657,769
		$348,027,578
Biotechnology – 0.8%
CSL Ltd.	1,165,788	$142,256,988
Broadcasting – 0.8%
Spotify Technology S.A. (a)	226,539	$135,667,411
Brokerage & Asset Managers – 5.3%
B3 S.A. - Brasil Bolsa Balcao	45,637,600	$127,991,469
Barclays PLC	61,094,947	348,159,355
Euronext N.V.	1,816,893	278,834,924
London Stock Exchange Group PLC	1,492,783	176,128,156
		$931,113,904
Business Services – 0.8%
Fujitsu Ltd.	5,283,400	$140,324,451
Chemicals – 0.4%
FUJIFILM Holdings Corp.	3,547,400	$76,337,031
Computer Software – 2.0%
Cadence Design Systems, Inc. (a)	500,484	$156,070,931
Constellation Software, Inc.	68,876	166,736,464
SAP SE	111,434	26,957,889
		$349,765,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.3%
Amadeus IT Group S.A.	1,959,300	$143,958,386
Hitachi Ltd.	14,791,900	470,642,752
Samsung Electronics Co. Ltd.	2,047,108	139,893,485
		$754,494,623
Construction – 1.7%
James Hardie Industries PLC, GDR (a)	4,762,749	$94,742,243
Sika AG	446,290	87,919,074
Techtronic Industries Co. Ltd.	10,357,000	121,185,068
		$303,846,385
Consumer Products – 2.7%
Beiersdorf AG	1,482,812	$159,380,931
Haleon PLC	49,942,031	245,343,712
Kao Corp.	2,043,600	82,639,236
		$487,363,879
Electrical Equipment – 4.9%
Legrand S.A.	1,526,946	$231,237,639
Mitsubishi Electric Corp.	5,940,900	160,679,011
Schneider Electric SE	1,756,326	470,625,096
		$862,541,746
Electronics – 4.5%
ASML Holding N.V.	268,878	$281,769,076
DISCO Corp.	127,300	35,652,805
Taiwan Semiconductor Manufacturing Co. Ltd.	6,304,326	289,253,766
Tokyo Electron Ltd.	919,600	187,288,843
		$793,964,490
Energy - Independent – 0.5%
Reliance Industries Ltd.	5,610,542	$98,320,519
Energy - Integrated – 3.6%
Eni S.p.A. (l)	9,538,870	$178,502,012
Galp Energia SGPS S.A., “B”	8,791,820	177,097,140
TotalEnergies SE	4,164,424	274,385,557
		$629,984,709
Engineering - Construction – 0.7%
Taisei Corp.	1,513,200	$129,378,891
Food & Beverages – 0.5%
Novozymes A.S.	1,407,055	$87,768,831
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	860,932	$47,034,992
Jeronimo Martins SGPS S.A.	4,374,134	103,712,463
		$150,747,455
Gaming & Lodging – 1.2%
Accor S.A.	1,649,463	$89,201,636
Aristocrat Leisure Ltd.	2,008,983	76,768,642
Sands China Ltd.	16,470,800	44,848,437
		$210,818,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.8%
AIA Group Ltd.	18,281,400	$189,252,336
Aon PLC	520,495	184,213,590
Beazley PLC	18,685,588	197,373,735
Hiscox Ltd.	8,178,208	145,149,267
Samsung Fire & Marine Insurance Co. Ltd.	209,622	68,631,553
Sompo Holdings, Inc.	3,497,200	110,936,542
Willis Towers Watson PLC	393,642	126,359,082
		$1,021,916,105
Leisure & Toys – 1.6%
Capcom Co. Ltd.	1,752,500	$42,908,976
Sony Group Corp.	7,984,900	233,962,582
		$276,871,558
Machinery & Tools – 5.1%
Atlas Copco AB, “A”	9,760,273	$165,618,474
Daikin Industries Ltd.	1,076,600	139,866,985
GEA Group AG	1,832,739	124,157,066
Keyence Corp.	375,900	127,932,151
RB Global, Inc.	1,202,326	117,810,134
Spirax Group PLC	1,171,441	104,032,995
Weir Group PLC	3,280,838	120,456,408
		$899,874,213
Major Banks – 13.2%
ABN AMRO Group N.V., GDR	8,420,487	$284,730,336
Banco Bradesco S.A., ADR	39,946,895	147,803,511
Bank of Ireland Group PLC	17,591,738	325,686,387
BNP Paribas S.A.	2,140,025	182,930,186
Erste Group Bank AG	1,099,087	120,035,683
Mizuho Financial Group, Inc.	13,540,300	474,612,924
NatWest Group PLC	42,800,728	358,391,372
Toronto-Dominion Bank	2,662,859	224,231,730
UBS Group AG	5,640,060	217,794,922
		$2,336,217,051
Medical Equipment – 2.5%
Alcon, Inc.	1,351,506	$107,440,773
ConvaTec Group PLC	36,419,613	113,648,187
QIAGEN N.V.	3,060,600	146,005,917
Terumo Corp.	4,881,800	76,287,896
		$443,382,773
Metals & Mining – 2.6%
Glencore PLC	31,109,464	$148,665,760
Mitsui & Co. Ltd.	6,488,200	172,323,334
Rio Tinto PLC	1,937,124	139,113,358
		$460,102,452
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	15,742,900	$46,142,076
Natural Gas - Pipeline – 0.3%
APA Group	8,684,873	$52,676,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.2%
HDFC Bank Ltd.	16,177,602	$182,235,968
Mastercard, Inc., “A”	367,815	202,493,192
		$384,729,160
Pharmaceuticals – 6.8%
Daiichi Sankyo Co. Ltd.	8,453,300	$209,194,000
Merck KGaA	1,091,236	146,836,711
Novo Nordisk A.S., “B”	2,759,988	135,894,535
Roche Holding AG	1,332,096	509,755,148
Sanofi S.A.	1,974,769	196,453,172
		$1,198,133,566
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	1,006,263	$106,921,477
Real Estate – 0.3%
LEG Immobilien SE	655,247	$49,253,604
Specialty Chemicals – 3.9%
Akzo Nobel N.V.	1,262,021	$82,039,439
Croda International PLC	2,365,840	85,295,357
Linde PLC	693,989	284,757,566
Shin-Etsu Chemical Co. Ltd.	4,643,100	139,822,315
Symrise AG	1,124,128	93,156,933
		$685,071,610
Specialty Stores – 1.7%
NEXT PLC	614,314	$114,888,618
Nitori Co. Ltd.	2,612,000	45,200,615
Pan Pacific International Holdings Corp.	22,512,400	136,553,696
		$296,642,929
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	3,532,687	$105,972,127
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	9,852,300	$93,948,008
Hellenic Telecommunications Organization S.A.	1,442,864	28,637,386
KDDI Corp.	9,849,600	169,658,635
Koninklijke KPN N.V.	24,686,944	112,829,204
		$405,073,233
Tobacco – 1.5%
British American Tobacco PLC	4,566,618	$267,403,506
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	6,306,000	$55,075,650
E.ON SE	6,245,926	111,214,954
National Grid PLC	14,440,982	219,291,947
		$385,582,551
Total Common Stocks		$17,509,964,777

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.01% (v)	148,588,396	$148,618,114
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j)	77,522,788	$77,522,788

Other Assets, Less Liabilities – (0.3)%		(51,715,676)
Net Assets – 100.0%		$17,684,390,003

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $148,618,114 and
$17,587,487,565, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,724,280,379	$—	$—	$3,724,280,379
United Kingdom	2,901,642,116	—	—	2,901,642,116
France	2,391,671,361	—	—	2,391,671,361
Switzerland	1,115,371,601	—	—	1,115,371,601
Germany	1,076,340,248	—	—	1,076,340,248
United States	953,894,361	—	—	953,894,361
Netherlands	868,289,532	—	—	868,289,532
Canada	555,813,320	0	—	555,813,320
Australia	433,396,344	—	—	433,396,344
Other Countries	3,395,317,507	93,948,008	—	3,489,265,515
Investment Companies	226,140,902	—	—	226,140,902
Total	$17,642,157,671	$93,948,008	$—	$17,736,105,679
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$290,703,125	$607,111,571	$749,225,279	$30,385	$(1,688)	$148,618,114

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,866,769	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
Japan	21.1%
United Kingdom	16.4%
France	13.5%
Switzerland	6.3%
United States	6.2%
Germany	6.1%
Netherlands	4.9%
Canada	3.1%
Australia	2.5%
Other Countries	19.9%